SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. Transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

(b) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

(c) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include allowances for doubtful accounts, deferred tax assets and liabilities, provision for loyalty programs, liability for virtual cash in eCoupon program, deferred revenue recognition, share-based compensation, loss contingencies, allocation of the purchase price of acquisitions, useful lives of property and equipment and intangible assets, and impairment of long-lived assets, goodwill and investment in non-consolidated affiliates.

(d) Foreign currencies

The Group's functional and reporting currency is the Renminbi ("RMB"). Transactions denominated in foreign currencies are measured at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB using applicable exchange rates quoted by the People's Bank of China ("PBOC") at the balance sheet dates. All exchange gains and losses are included in "foreign exchange gain/(loss)" in the consolidated statements of comprehensive loss.

Translations of amounts from RMB into United States dollars ("US$") are solely for the convenience of the reader and are calculated at the rate of US$1.00 = RMB6.4778, representing the noon buying rate in the City of New York for cable transfers of RMB, as published by the Federal Reserve Bank of New York, on December 31, 2015. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2015, at any other rate, or at all.

(e) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. The Group records accruals for certain of its outstanding administrative, legal or regulatory proceedings and claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in administrative, legal or regulatory proceedings and claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material. When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. The Group is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry or treatment of specific issues among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

(f) Revenue recognition

The Group's revenues are principally derived from providing accommodation reservation, transportation ticketing, and other services. The Group recognizes revenues when all of the following have occurred: persuasive evidence of arrangement with the customer, services have been performed, fees are fixed or determinable, and collectability of the fees is reasonably assured, as prescribed by ASC 605-10, Revenue Recognition, Overall. These criteria as related to Group revenues are considered to have been met as follows:

Accommodation reservation services

The Group receives commissions from travel suppliers or customers for accommodation reservations booked through the Group (including hotel groupbuy and hotel prepaid business). Commissions from accommodation reservation services are recognized upon the confirmation with the hotel that the customers have completed their stays. The Group presents revenues from such transactions on a net basis in circumstances where the Company does not assume inventory risk for hotel room nights and acts as an agent; and on a gross basis in circumstances where the Company prepurchases hotel room nights and assumes inventory risk and acts as a principal. Revenues recognized on a gross basis represent the prices of the room nights sold to customers. The costs of the rooms paid to the hotels are recorded as "cost of services" in the consolidated statements of comprehensive loss. Contracts with certain travel suppliers contain escalating commissions that are subject to specific performance targets. Such escalating commissions are recognized when the performance targets have been achieved.

Transportation ticketing services

Transportation ticketing services consist primarily of the reservation of air tickets and train tickets, sale of travel insurance and other transportation-related services. The Group receives commissions from travel suppliers for ticketing services under various services agreements.

           The commissions from such services are recognized upon the issuance of the tickets or the insurance, net of estimated cancellations. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss, as the Group acts as an agent, does not assume any inventory risk, and has no obligations for cancelled ticket reservations. The Group sometimes also receives additional discretionary commissions from certain travel suppliers when performance targets are met. Such discretionary commissions are recognized on a cash basis because the Group cannot reasonably estimate the amount or timing of receipt of such commissions in advance.

Other Services

Other revenues are primarily derived from advertising business, and are recognized over the contractual advertisement display period.

            The majority of the Group's accommodation reservation services and transportation ticketing services are subject to business tax and surcharges on the revenues generated from services rendered in the PRC. Business tax and surcharges are deducted from revenues to arrive at net revenues.

 Effective September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax ("VAT") Transformation Pilot Program (the "Pilot Program"), for certain industries in eight regions, including Beijing. Under the Pilot Program, a portion of accommodation reservation services in certain cities as well as advertising services are subject to VAT. VAT is reported as a deduction to revenue when incurred.

Liability for eCoupon program virtual cash

From time to time, the Group offers various incentives to customers. The Group accounts for these incentives in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives, and records the estimated cost of the incentives as a reduction in revenue. If the reduction of revenue resulted in negative revenue for a specific customer on a cumulative basis, the amount of the cumulative shortfall is recharacterized as sales and marketing expenses. The Group's obligation to provide cash back under the incentives is recorded as "eCoupon program virtual cash liability" in the consolidated balance sheets. The liability is reduced as customers redeem such balances or the right to redeem expires.

(g) Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax status occurs or the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some or all of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit or appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group records unrecognized tax benefits, if any, in "accrued expenses and other current liabilities" or the non-current "other liabilities" line item in the consolidated balance sheets. The Group has elected to include interest and penalties related to an uncertain tax position (if and when required) in "income tax expense" in the consolidated statements of comprehensive loss.

(h) Share-based compensation

The Group applies ASC 718, Compensation-Stock Compensation, in connection with its share-based compensation. In accordance with ASC 718, all grants of share options and restricted share units (which the Group referred to as "performance units" prior to 2014) are recognized in the consolidated financial statements based on their grant date fair values. The Group believes it had sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected lives of its share options as the Group's ADSs have been publicly traded since 2004. ASC subtopic 718-10, Compensation-Stock Compensation: Overall, requires forfeitures to be estimated at the grant date and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation cost is recorded net of estimated forfeitures such that the expense is recorded only for those share-based awards that are expected to vest. The Group recognizes compensation cost on share-based awards without performance conditions on a straight-line basis over the requisite service period. For share-based awards with performance conditions, compensation cost is recognized when it is probable that the performance conditions will be achieved.

Share-based compensation awards which are settled in cash upon vesting are classified as liabilities and included in “accrued expenses and other current liabilities” in the consolidated balance sheets. Compensation cost is determined based on the current share price at the balance sheet dates, and the proportionate amount of the requisite service that has been rendered to such date. Changes in the fair value of the liability-classified awards, after the requisite service period has been completed and before the awards are vested, are recognized as compensation cost in the period in which the change in fair value occurs.

The Group accounts for a change in any of the terms or conditions of share options as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification. The amount of cash or other assets transferred (or liabilities incurred) to repurchase an equity award should be charged to equity to the extent that the amount paid does not exceed the fair value of the equity instruments repurchased at the repurchase date. Any excess of the repurchase price over the fair value of the instruments repurchased should be recognized as additional compensation cost. In accordance with ASC 718-10, Compensation-Stock Compensation: Overall, the Group recognizes the cost of share-based payments incurred by investors in it on its behalf, and a corresponding capital contribution.

(i) Provision for loyalty points

eLong members earn loyalty points based on their usage of the Group's services. Historically the Group provided non-cash gifts, hotel room stays and air tickets to eLong members upon redemption of loyalty points that accumulate based on the members' transactions with the Group. In December 2013, the Group eliminated the option to redeem loyalty points for non-cash gifts other than hotel room stays or air tickets. Beginning in June 2015, the loyalty points could only be redeemed for discounts for online bookings of hotels. The Group recognizes estimated costs to provide related items based on historical redemption rates. The liabilities for loyalty points are reduced upon the redemption or expiration of outstanding loyalty points. The estimated costs are included in "sales and marketing" in the consolidated statements of comprehensive loss and the estimated liabilities are included in "accrued expenses and other current liabilities" in the consolidated balance sheets.

(j) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits in commercial banks or other financial institutions. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

(k) Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group's restricted cash consists primarily of deposits required by its business partners and commercial banks.

(l) Short-term investments

Short-term investments represent time deposits of more than three months- and less than or equal to twelve months- duration held in commercial banks.

(m) Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized at the invoiced amount less an allowance for any potentially uncollectible amounts. An allowance for doubtful accounts is provided based on a series of factors, including an aging analysis of account balances, historical bad debt rates, repayment patterns, current credit worthiness and current economic trends.

(n) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The Group also capitalizes certain costs related to the development of internal-use software in accordance with ASC subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software and ASC subtopic 350-50, Intangibles-Goodwill and Other: Website Development Costs. Costs incurred related to the planning and post-implementation phases of development are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Capitalized software development cost	3 years
Computer equipment and purchased software	3-5 years
Furniture and office equipment	5 years

Leasehold improvements are amortized using the straight-line method over 1 to 10 years which represents the shorter of the remaining period of the lease term or estimated useful life of the assets.

Projects in progress refer to labor costs capitalized in connection with software development before the software is substantially completed and ready for its intended use. The Group capitalizes costs incurred during the application development stage related to the development of internal used software, and expenses costs incurred related to the planning and post-implementation phases of development.

(o) Investments in non-consolidated affiliates

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and the distributions of earnings. The Group regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value then becomes the new cost basis of the investment.

            The Group applies the equity method in accounting for investments in non-consolidated affiliates in which the Group has the ability to exercise significant influence but does not own a majority equity interest or otherwise control.

Under ASC 323, Investments-Equity Method and Joint Ventures, the Group's share of post-acquisition profits or losses of non-consolidated affiliates is recognized in the consolidated statements of comprehensive loss. Unrealized gains on transactions between the Group and non-consolidated affiliates are eliminated to the extent of the Group's interest in the non-consolidated affiliates, and unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group's share of losses in a non-consolidated affiliate equals or exceeds the carrying value of the Group's equity interest in the non-consolidated affiliate, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the non-consolidated affiliate. The Group monitors its investment in non-consolidated affiliates for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the non-consolidated affiliates including current earnings trends and other affiliate-specific information. The Group recorded impairment charges of  nil, RMB35,085,293 and RMB459,253 in total with respect to the non-consolidated affiliates for the years ended December 31, 2013, 2014 and 2015, respectively, when the decline in the value of the investments was determined to be other-than-temporary under ASC 323.

(p) Employee loan program

In November 2011, the Group launched a RMB100 million employee interest-free loan program (executive officers and directors of the Group are ineligible for this program). During the years ended December 31, 2013, 2014 and 2015, the Group disbursed RMB8,518,187, RMB4,999,000 and RMB4,685,000, respectively, of loan principal under this program. The Group accounts for employee interest-free loans in accordance with ASC subtopic 835-30, Imputation of Interest, whereby the effective interest rate is applied and the difference between the present value of the loan receivables and the cash loaned to the employees is regarded as employee compensation during the loan term. At the same time, to accrete the loan receivable to its face value, interest income is recognized in the same amount. The amounts of employee loans receivable outstanding for 12 months or less as of December 31, 2014 and 2015 were RMB3,432,785 and RMB3,051,018, respectively, which are included in "other current assets" in the consolidated balance sheets. The amounts of employee loans receivable outstanding for more than 12 months as of December 31, 2014 and 2015 were RMB7,632,434 and RMB5,728,265, respectively, which are included in "other non-current assets" in the consolidated balance sheets.

(q) Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and noncontrolling interest is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree's current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

(r) Goodwill and other intangible assets

Goodwill represents the excess of costs over fair value of the net assets of businesses acquired. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist.

The Group tests goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment test. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Under the two-step impairment test, the Group evaluates the recoverability of goodwill at the reporting unit level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. The fair value of the reporting unit is determined based upon the present value of estimated future cash flows of the reporting unit. If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill. In determining the implied fair value of the reporting unit goodwill, the fair values of the net tangible assets and recognized and unrecognized intangible assets are deducted from the fair value of the reporting unit. If the implied fair value of the reporting unit goodwill is lower than its carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value.

The Group follows ASC 350-30, General Intangibles Other Than Goodwill , which requires an entity to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances and also provides the option of performing a qualitative assessment before calculating the fair value of the asset. If the Group determines, on the basis of qualitative factors, that the fair value of indefinite-lived intangible assets is more likely than not less than the carrying amount, further testing is required. Under the further testing, the impairment test on indefinite-lived intangible assets that are not subject to amortization consists of a comparison of the fair value of each intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. Assets with definite lives are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized using the straight-line method over the estimated economic life.

            The Group fully impaired indefinite-lived intangible assets in the amount of RMB1,740,000 in the year ended December 31, 2013 and recorded goodwill impairment charges of nil, RMB5,524,213 and nil for the years ended December 31, 2013, 2014 and 2015 respectively.

(s) Impairment of long-lived assets other than goodwill

The Group evaluates impairment of its long-lived assets to be held and used, including property and equipment, purchased intangible assets which are subject to amortization and other non-current assets, when events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment-Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Assets to be disposed of are separately presented in the consolidated balance sheets as assets held for sale and reported at the lower of carrying amount or estimated fair value less the costs to sell, and are no longer depreciated. The Group recorded intangible assets with definite lives impairment charges of RMB177,000, nil, and RMB40,401,740 for the years ended December 31, 2013, 2014 and 2015, respectively.

(t) Employee benefit plans

The Group participates in various defined contribution plans pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Under PRC law, the Group is required to make contributions to these plans at stated contribution rates based on monthly compensation of qualified employees. The Group has no obligation for payment of employee benefits associated with these plans beyond the mandatory contributions payable during the period of the employee's employment with the Group. For the years ended December 31, 2013, 2014 and 2015, the Group contributed RMB65,418,062, RMB87,117,949 and RMB116,583,265, respectively, to these plans.

(u)  Earnings per share

For the calculation of basic earnings/(loss) and diluted earnings per share, ordinary shares include ordinary shares and high-vote ordinary shares. Basic earnings/(loss) per share is computed by dividing net income/(loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding share options, share warrants and the settlement of restricted share units. Ordinary equivalent shares in the diluted net loss per share computation are excluded in net loss period as their effect would be anti-dilutive.

(v) Advertising expense

The Group incurs advertising expenses to promote the Group's products and services. The Group expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Group expenses the advertising costs as incurred each time the advertisement is displayed or broadcasted. For the years ended December 31, 2013, 2014, and 2015, advertising expenses were RMB409,924,042, RMB388,847,145 and RMB334,764,989, respectively, and were recorded as "sales and marketing" expenses in the consolidated statements of comprehensive loss. As of December 31, 2014 and 2015, the Group had RMB40,535,603 and RMB23,395,626, respectively, of prepaid advertising expenses which were included in "prepaid expenses" in the consolidated balance sheets.

(w) Segment reporting

 In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. Beginning in 2013, the Group has operated and managed its business as a single segment that includes primarily the businesses of provision of accommodation reservations and transportation ticketing. As such, all financial segment and product information required by ASC subtopic 280-10 can be found in the consolidated financial statements.

As the Group generates substantially all revenues from customers in the PRC, no geographical segments are presented.

(x) Operating leases

The Group leases office space under operating lease agreements with original lease periods of up to ten years. Rental expenses are recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a case-by-case basis and are not included in the initial lease term.

(y) Fair value measurements

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, amounts due from related parties, prepaid expenses, advances to suppliers, other current assets, accounts payable, amounts due to related parties, deferred revenue, advances and deposits from customers, accrued expenses and other liabilities. As of December 31, 2014 and 2015, the carrying values of these financial instruments approximated their fair value due to their short term nature. The carrying values of receivables from the employee interest-free loan program in other non-current assets also approximated their fair values, as the Group imputes interest at rates determined based on the prevailing interest rates in the market. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Other inputs that are directly or indirectly observable in the marketplace; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC subtopic 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(z) Treasury shares

In the years ended December 31, 2013, 2014 and 2015, the Group repurchased nil ADSs, 56,367 ADSs and nil ADSs (1 ADS = 2 ordinary shares) at a cost of nil, approximately US$ 0.7 million and nil, respectively, including brokerage commissions. The repurchase of ADSs is accounted for under the cost method, whereby the entire cost of the acquired shares is recorded as treasury shares. In the years ended December 31, 2013, 2014 and 2015, the Group reissued 757,178, 563,811 and nil repurchased ADSs, respectively, to employees who were entitled to receive ADSs upon exercise of share options or upon vesting of restricted share units under the Group's share compensation plans. The Group accounted for these transactions in accordance with ASC subtopic 505-30, Equity-Treasury Stock.

(aa) Government subsidies

Government subsidies represent rewards provided by PRC government authorities to the Group, without any further obligations, for business achievements made by the Group. Government subsidies are recognized in '"other income"' in the consolidated statements of comprehensive loss when received, as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive any or similar subsidies in the future.

(ab) Recently issued accounting pronouncements

In May 2014, the FASB issued an ASU amending revenue recognition guidance and requiring more detailed disclosures to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued an ASU deferring the effective date of the revenue standard so it would be effective for annual and interim reporting periods beginning after December 15, 2017, with early adoption prohibited before December 15, 2016. The Group is in the process of evaluating the impact of the adoption of this new guidance on the consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period ("ASU 2014-12"). The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. For all entities, the amendments in ASU 2014-12 are effective for annual and interim reporting periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption to have a material impact on the consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40): Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). ASU 2014-15 requires management to evaluate whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued or are available to be issued. ASU 2014-15 also requires management to disclose certain information depending on the results of the going concern evaluation. The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and for interim and annual periods thereafter. Early adoption is permitted. The Company will be required to perform an annual assessment of its ability to continue as a going concern when this standard becomes effective on January 1, 2016. The Group does not expect the adoption to have a material impact on the consolidated financial statements.

In April 2015, the FASB issued Accounting Standards Update 2015-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity ("ASU 2015-08"). ASU 2015-08 changes the criteria for determining which disposals can be presented as discontinued operations and modified related disclosure requirements. Under the new guidance, a discontinued operation is defined as: (i) a disposal of a component or group of components that is disposed of or is classified as held for sale that represents a strategic shift that has or will have a major effect on an entity's operations and financial results or (ii) an acquired business or nonprofit activity that is classified as held for sale on the date of acquisition. The standard states that a strategic shift could include a disposal of (i) a major geographical area of operations, (ii) a major line of business, (iii) a major equity method investment, or (iv) other major parts of an entity. The guidance is effective prospectively for reporting periods beginning on or after December 15, 2015 and interim periods within that year. Early adoption is permitted. In 2015, the Group early adopted ASU2015-08. Under the new guidance, the disposal of a subsidiary in 2015 was not qualified as a discontinued operation, due to the disposal did not represent a strategic shift that has or will have a major effect on an entity's operations and financial results.

In January 2016, the FASB issued ASU 2016-1, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, related to accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The Group is in the process of evaluating the impact of adopting this new guidance on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which amends the existing accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting. The new standard, effective on January 1, 2019, requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief and allows for early adoption on January 1, 2016. The Group is in the process of evaluating the impact of adopting this new guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). The amendments in this ASU are intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations by amending certain existing illustrative examples and adding additional illustrative examples to assist in the application of the guidance. The effective date and transition of these amendments are the same as the effective date and transition of ASU 2014-09,Revenue from Contracts with Customers (Topic 606). Public entities should apply the amendments in ASU 2014-09 for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein. The Group is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

(ac) Comparative information

Certain items in prior years' consolidated financial statements have been reclassified to conform to the current period's presentation in order to facilitate comparison.